Schedule of Investments (unaudited)
August 31, 2022
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
General Dynamics Corp.	50,028	$ 11,452,910
HEICO Corp.	1,653	251,752
HEICO Corp., Class A	14,696	1,801,436
Lockheed Martin Corp.	16,391	6,886,023
		20,392,121
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	8,207	936,829
Expeditors International of Washington, Inc.	5,872	604,170
United Parcel Service, Inc., Class B	38,795	7,546,016
		9,087,015
Automobiles — 4.0%
Tesla, Inc.(a)	126,501	34,864,941
Beverages — 3.1%
Brown-Forman Corp., Class B	94,640	6,880,328
PepsiCo, Inc.	115,991	19,981,770
		26,862,098
Biotechnology — 2.0%
AbbVie, Inc.	53,483	7,191,324
Amgen, Inc.	30,977	7,443,773
Blueprint Medicines Corp.(a)	18,587	1,360,940
Exelixis, Inc.(a)	4,625	82,048
Seagen, Inc.(a)	4,270	658,818
Vertex Pharmaceuticals, Inc.(a)	1,712	482,373
		17,219,276
Building Products — 0.2%
A O Smith Corp.	1,602	90,433
Builders FirstSource, Inc.(a)	11,977	701,972
Fortune Brands Home & Security, Inc.	6,087	373,924
Masco Corp.	8,658	440,433
Owens Corning	4,632	378,573
		1,985,335
Capital Markets — 0.0%
Blackstone, Inc.	1,694	159,134
Chemicals — 1.9%
Cabot Corp.	1	72
Ecolab, Inc.	46,216	7,571,567
FMC Corp.	9,937	1,073,991
Linde PLC	27,445	7,763,093
		16,408,723
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc.	6,101	828,577
Communications Equipment — 0.0%
Juniper Networks, Inc.	5,980	169,952
Consumer Finance — 1.3%
American Express Co.	75,077	11,411,704
Diversified Consumer Services — 0.1%
H&R Block, Inc.	19,458	875,610
Diversified Financial Services — 0.5%
Voya Financial, Inc.	68,625	4,222,496
Electric Utilities — 0.3%
NRG Energy, Inc.	65,433	2,701,074
Electrical Equipment — 0.2%
AMETEK, Inc.	17,092	2,053,775
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	4,059	$ 692,871
Flex Ltd.(a)	11,781	209,820
TE Connectivity Ltd.	26,795	3,381,797
		4,284,488
Energy Equipment & Services — 0.2%
Halliburton Co.	44,411	1,338,103
Schlumberger NV	13,124	500,681
		1,838,784
Entertainment — 0.0%
Live Nation Entertainment, Inc.(a)	2,468	223,008
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	4,623	1,174,473
Crown Castle, Inc.	26,668	4,555,694
Equinix, Inc.	2,034	1,337,091
Essex Property Trust, Inc.	1,568	415,614
Prologis, Inc.	9,791	1,219,077
SBA Communications Corp.	3,444	1,120,161
Simon Property Group, Inc.	906	92,394
		9,914,504
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	8,946	4,670,707
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	23,883	2,451,590
Boston Scientific Corp.(a)	105,216	4,241,257
Edwards Lifesciences Corp.(a)	2,221	200,112
IDEXX Laboratories, Inc.(a)	7,428	2,582,121
		9,475,080
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	11,411	1,672,396
Cigna Corp.	34,231	9,702,777
Elevance Health, Inc.	3,348	1,624,148
UnitedHealth Group, Inc.	34,282	17,803,671
		30,802,992
Health Care Technology — 0.4%
Teladoc Health, Inc.(a)	34,441	1,069,738
Veeva Systems, Inc., Class A(a)	10,888	2,170,196
		3,239,934
Hotels, Restaurants & Leisure — 1.5%
Choice Hotels International, Inc.	6,434	738,044
DraftKings, Inc., Class A(a)	39,563	635,382
Marriott International, Inc., Class A	4,438	682,298
Travel + Leisure Co.	175,473	7,440,055
Yum! Brands, Inc.	31,017	3,450,331
		12,946,110
Household Durables — 0.2%
Lennar Corp., Class A	2,950	228,477
NVR, Inc.(a)	411	1,701,565
		1,930,042
Household Products — 2.0%
Colgate-Palmolive Co.	28,827	2,254,560
Procter & Gamble Co.	106,690	14,716,818
		16,971,378
Insurance — 1.1%
Marsh & McLennan Cos., Inc.	58,566	9,450,795
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	177,852	19,247,143
Alphabet, Inc., Class C(a)	218,614	23,861,718

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A(a)	29,877	$ 4,867,860
Snap, Inc., Class A(a)	105,354	1,146,252
		49,122,973
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.(a)	327,678	41,539,740
Coupang, Inc.(a)	21,238	358,922
eBay, Inc.	132,004	5,825,337
MercadoLibre, Inc.(a)	2,380	2,035,757
		49,759,756
IT Services — 5.9%
Accenture PLC, Class A	25,229	7,277,557
Automatic Data Processing, Inc.	27,747	6,781,644
Cognizant Technology Solutions Corp., Class A	47,087	2,974,486
Gartner, Inc.(a)	12,836	3,662,368
GoDaddy, Inc., Class A(a)	6,363	482,443
Mastercard, Inc., Class A	31,879	10,340,591
Paychex, Inc.	11,939	1,472,556
Visa, Inc., Class A	90,369	17,957,224
		50,948,869
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	79,635	10,213,188
Bruker Corp.	56,787	3,180,072
Mettler-Toledo International, Inc.(a)	2,991	3,626,468
Syneos Health, Inc.(a)	7,880	473,667
Thermo Fisher Scientific, Inc.	4,081	2,225,451
		19,718,846
Machinery — 1.5%
Caterpillar, Inc.	31,657	5,847,364
Deere & Co.	13,786	5,035,337
Illinois Tool Works, Inc.	9,227	1,797,696
Otis Worldwide Corp.	2,107	152,168
		12,832,565
Media — 1.0%
Fox Corp., Class A	248,737	8,501,831
Multiline Retail — 0.6%
Target Corp.	33,962	5,445,467
Multi-Utilities — 0.2%
DTE Energy Co.	13,675	1,782,399
Oil, Gas & Consumable Fuels — 0.6%
Chevron Corp.	5,610	886,717
EOG Resources, Inc.	38,197	4,633,296
		5,520,013
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	18,871	4,800,405
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	9,995	673,763
Eli Lilly & Co.	44,347	13,358,647
Johnson & Johnson	9,412	1,518,532
Merck & Co., Inc.	32,622	2,784,614
Zoetis, Inc.	42,238	6,611,514
		24,947,070
Professional Services — 0.0%
KBR, Inc.	4,012	193,780
Robert Half International, Inc.	2,498	192,271
		386,051
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	163	5,444
Security	Shares	Value
Road & Rail — 1.0%
CSX Corp.	56,092	$ 1,775,312
JB Hunt Transport Services, Inc.	4,408	767,080
Landstar System, Inc.	7,036	1,031,689
Lyft, Inc., Class A(a)	100,929	1,486,684
Old Dominion Freight Line, Inc.	4,211	1,142,907
Uber Technologies, Inc.(a)	87,335	2,511,755
		8,715,427
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(a)	32,554	2,762,858
Analog Devices, Inc.	59,621	9,034,370
Applied Materials, Inc.	80,036	7,528,987
Broadcom, Inc.	3,660	1,826,743
Intel Corp.	103,665	3,308,987
KLA Corp.	21,925	7,545,050
Lam Research Corp.	6,596	2,888,454
Lattice Semiconductor Corp.(a)	17,551	945,999
NVIDIA Corp.	133,516	20,152,905
QUALCOMM, Inc.	57,308	7,580,129
Semtech Corp.(a)	24,376	1,125,927
Silicon Laboratories, Inc.(a)	14,975	1,876,817
		66,577,226
Software — 18.1%
Adobe, Inc.(a)	36,616	13,673,879
ANSYS, Inc.(a)	933	231,664
Autodesk, Inc.(a)	14,984	3,022,872
Box, Inc., Class A(a)	41,466	1,067,749
Cadence Design Systems, Inc.(a)	26,676	4,635,489
Ceridian HCM Holding, Inc.(a)	5,754	343,169
Crowdstrike Holdings, Inc., Class A(a)	20,191	3,687,079
DocuSign, Inc.(a)	16,911	984,558
FreedomPay, Inc.(a)(b)	43,051	—
HubSpot, Inc.(a)	1,995	672,395
Intuit, Inc.	17,230	7,439,569
Manhattan Associates, Inc.(a)	12,325	1,741,029
Microsoft Corp.	304,518	79,622,321
Palo Alto Networks, Inc.(a)	12,749	7,098,771
Paycom Software, Inc.(a)	7,109	2,496,681
RingCentral, Inc., Class A(a)	70,548	3,036,386
Salesforce, Inc.(a)	39,288	6,133,643
ServiceNow, Inc.(a)	24,791	10,774,664
Splunk, Inc.(a)	28,023	2,522,911
VMware, Inc., Class A	4,154	481,989
Workday, Inc., Class A(a)	23,279	3,830,792
Zscaler, Inc.(a)	20,248	3,224,292
		156,721,902
Specialty Retail — 2.8%
AutoNation, Inc.(a)	1,127	140,424
AutoZone, Inc.(a)	599	1,269,407
Home Depot, Inc.	53,807	15,519,015
Lowe’s Cos., Inc.	38,745	7,521,954
		24,450,800
Technology Hardware, Storage & Peripherals — 12.2%
Apple Inc.	598,135	94,038,785
Dell Technologies, Inc., Class C	58,487	2,239,467
Hewlett Packard Enterprise Co.	11,629	158,154
HP, Inc.	216,210	6,207,389
NetApp, Inc.	25,389	1,831,309
Pure Storage, Inc., Class A(a)	29,781	862,756
		105,337,860

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	31,511	$ 3,354,346
Ralph Lauren Corp.	11,881	1,085,092
		4,439,438
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)(c)	19,195	2,402,446
United Rentals, Inc.(a)	1,938	565,973
WW Grainger, Inc.	390	216,427
		3,184,846
Total Long-Term Investments — 99.0% (Cost: $623,315,725)		858,188,841
Short-Term Securities(d)(e)
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	8,649,260	8,649,260
Total Short-Term Securities — 1.0% (Cost: $8,649,260)		8,649,260
Total Investments — 100.0% (Cost: $631,964,985)		866,838,101
Other Assets Less Liabilities — 0.0%		178,775
Net Assets — 100.0%		$ 867,016,876
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 8,039,456	$ 609,804(a)	$ —	$ —	$ —	$ 8,649,260	8,649,260	$ 32,445	$ —
SL Liquidity Series, LLC, Money Market Series(b)	1,498,897	—	(1,498,815)(a)	(37)	(45)	—	—	809(c)	—
				$ (37)	$ (45)	$ 8,649,260		$ 33,254	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	39	09/16/22	$ 9,582	$ (692,070)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 858,188,841	$ —	$ —	$ 858,188,841
Short-Term Securities
Money Market Funds	8,649,260	—	—	8,649,260
	$ 866,838,101	$ —	$ —	$ 866,838,101
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (692,070)	$ —	$ —	$ (692,070)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
4